Loans, Borrowings, Leases obligations and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Abstract]
Schedule of Loans, Borrowings & Lease Liabilities	Loans, Borrowings & Lease liabilities
Thousands of $ For the years ended December 31	2023	2022
Non-current loans and borrowings
Loans	35,564	34,914
Lease liabilities (*)	3,578	3,091
Total non-current loans and borrowings	$39,142	$38,005
Thousands of $ For the years ended December 31	2023	2022
Current loans and borrowings
Loans	643	616
Lease liabilities (*)	1,480	1,172
Total current loans and borrowings	$2,123	$1,788
(*)	the evolution in the right of use assets is further disclosed in Note 12.

Schedule of Maturity of Loans And Borrowings	Maturity of loans and borrowings are as follows at the balance sheet date:
Thousands of $ For the years ended December 31	2023	2022
Loans
Within one year	643	630
Years two to five	35,564	38,439

Leases
Within one year	1,900	1,551
Years two to five	3,955	2,330

Schedule of Other Financial Liabilities
Thousands of $ For the years ended December 31	2023	2022
Other financial liabilities
Other non-current financial liabilities	63,259	53,537
Other current financial liabilities	2,895	2,327
Total other financial liabilities	66,154	55,864

Schedule of Cash and Non-Cash Movements of Loans and Borrowings	A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:
Thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2023	2022	2023	2022
Beginning balance	35,530	12,092	55,864	2,427
Cash movements
Loans and borrowings repaid[1] (Kreos / PPP)	(637)	(10,805)	(1,022)
Loans and borrowings received (Innovatus)		34,291
Non-cash movements
GPS Contingent Consideration				50,483
Recognition of Innovatus embedded derivative convertible call option		(1,026)		1,026
Kreos effective interest rate adjustment and extinguishment costs		1,328
Innovatus - effective interest rate adjustment	1,314	660
Foreign exchange rate impact / other		(1,010)	(4)	(35)
Fair value changes through profit and loss			11,316	1,963
Ending balance	$36,207	$35,530	$66,154	$55,864
[1]	The amount includes interest paid on loans and borrowings

Schedule of Fair Value Adjustments Recognized	Fair value adjustments recognized during 2023 for other financial liabilities relate to:
Thousands of $ For the years ended December 31	2023
Increase of NovioGendix contingent consideration	16
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	135
Increase of GPS contingent consideration	9,730
Decrease of Innovatus embedded derivative convertible call option	(718)
Exact Sciences 5-Year Warrants	2,153
Total fair value adjustment	11,316

Schedule of Lease Liabilities
Thousands of $	Lease liabilities
For the years ended December 31	2023	2022
Opening balance	4,263	3,464
Cash movements
Repayment of lease liabilities	(1,610)	(1,358)
Non-cash movements
Interest accretion	355	314
New leases	2,050	1,843
Closing balance	5,058	4,263